Stockholders’ Equity (Details) - Schedule of Warrant Activities - Warrant [Member] - USD ($)			6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Warrant Activities [Line Items]
Number of Warrants, Beginning Balance	404,580		404,580	404,580	347,080
Weighted Average Exercise Price,Beginning Balance	$ 14.05		$ 14.05	$ 14.05	$ 15.5
Weighted Average Remaining Contractual Term (Years).Beginning Balance	2 years 3 months 21 days	4 years 1 month 6 days	4 years 10 days	2 years 3 months 18 days	3 years 3 months 18 days
Aggregate Intrinsic Value, Beginning Balance
Number of Warrants, Granted			1,020,276		57,500
Weighted Average Exercise Price, Granted			$ 2.04		$ 6.25
Weighted Average Remaining Contractual Term (Years), Granted					5 years
Aggregate Intrinsic Value, Granted
Number of Warrants, Exercised			(34,037)
Weighted Average Exercise Price, Exercised			$ 0.0001
Number of Warrants, Ending	404,580	347,080	1,390,819	404,580	404,580
Weighted Average Exercise Price, Ending	$ 14.05	$ 15.5	$ 5.58	$ 14.05	$ 14.05
Weighted Average Remaining Contractual Term (Years) Ending	2 years 3 months 21 days	4 years 1 month 6 days	4 years 10 days	2 years 3 months 18 days	3 years 3 months 18 days
Aggregate Intrinsic Value, Ending
Number of Warrants, Exercisable	404,580		1,390,819	404,580
Weighted Average Exercise Price, Exercisable	$ 14.05		$ 5.58	$ 14.05
Weighted Average Remaining Contractual Term (Years), Exercisable			4 years 10 days	2 years 3 months 18 days
Aggregate Intrinsic Value, Exercisable